Net Finance Expense (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Net Finance Expense [Abstract]
Interest expenses from loans and financings	$ 909,415	$ 864,371
Interest income from short-term investments	$ 132,735	$ 136,247